Stock Warrants - Schedule of Outstanding Redeemable Convertible Preferred Stock Warrants (Detail) - $ / shares		12 Months Ended
		Jan. 31, 2021	Apr. 30, 2021
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants	[1]		38,761,031
Warrant [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		2,685
Exercise price		$ 107.52
Expiration date		Apr. 30, 2021
Warrant [Member] | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		1,436,932
Exercise price		$ 1.24
Warrant [Member] | Series E Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		806,375
Exercise price		$ 1.24
Warrant [Member] | Redeemable convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Total outstanding common stock warrants		2,245,992
Minimum [Member] | Warrant [Member] | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration date		Apr. 20, 2022
Minimum [Member] | Warrant [Member] | Series E Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration date		Dec. 24, 2024
Maximum [Member] | Warrant [Member] | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration date		Jan. 24, 2024
Maximum [Member] | Warrant [Member] | Series E Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration date		Jul. 15, 2025

[1]	The shares (and the warrants' exercise prices) subject to the Company's Legacy common and preferred stock warrants were restated to reflect the exchange ratio of approximately 0.9966 established in the Merger Agreement as discussed in Note 3.